Derivative Financial Instruments (Details 1) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Debt Settlement Obligation (Details Narrative)
Fair value at beginning of period	$ 0	$ 163,000	$ 163,000	$ 1,516,000
Recognition of derivative liabilities upon initial valuation			0	917,000
Extinguishment of derivative liabilities			(382,000)	(3,460,000)
Net change in the fair value of derivative liabilities	$ 0	$ 219,000	219,000	1,190,000
Fair value at end of year			$ 0	$ 163,000